UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.989% 9/26/33 ϕ	187,100	$211,234
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	157	159
Freddie Mac Structured Pass Through Securities
Series T-30 A5 6.644% 12/25/30 ⧫ϕ	4,548	4,856
SLM Student Loan Trust
Series 2004-4 A4 0.845% 1/25/19 ●	1,515	1,514
Total Agency Asset-Backed Securities (cost $192,008)		217,763

Agency Collateralized Mortgage Obligations – 7.69%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.986% 6/19/41 ●	30,046	34,096
Series 2002-T1 A2 7.00% 11/25/31	71,144	86,245
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 ∑●	1,490,674	303,300
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.191% 2/25/42 ●	82,402	97,224
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	890	1,057
Series 2003-52 NA 4.00% 6/25/23	102,032	106,683
Series 2003-78 B 5.00% 8/25/23	41,380	44,907
Series 2003-120 BL 3.50% 12/25/18	177,200	181,991
Series 2004-36 FA 0.925% 5/25/34 ●	312,307	312,156
Series 2004-49 EB 5.00% 7/25/24	31,126	34,084
Series 2005-66 FD 0.825% 7/25/35 ●	1,376,844	1,372,194
Series 2005-110 MB 5.50% 9/25/35	9,879	10,500
Series 2006-105 FB 0.945% 11/25/36 ●	83,918	83,894
Series 2010-29 PA 4.50% 10/25/38	23,126	23,296
Series 2010-41 PN 4.50% 4/25/40	86,000	95,276
Series 2010-75 NA 4.00% 9/25/28	70,934	71,280
Series 2011-88 AB 2.50% 9/25/26	94,322	95,351
Series 2011-105 FP 0.925% 6/25/41 ●	2,314,702	2,309,481
Series 2011-113 MC 4.00% 12/25/40	203,626	210,375
Series 2012-93 LY 2.50% 9/25/42	433,000	420,403
Series 2012-98 MI 3.00% 8/25/31 ∑	30,290,620	2,964,909
Series 2012-122 SD 5.575% 11/25/42 ∑●	3,552,679	772,193
Series 2012-128 NP 2.50% 11/25/42	474,984	480,547
Series 2012-145 MZ 3.50% 1/25/43	148,205	162,201
Series 2013-2 LZ 3.00% 2/25/43	73,828	74,279
Series 2013-20 IH 3.00% 3/25/33 ∑	449,574	55,866
Series 2013-26 ID 3.00% 4/25/33 ∑	782,655	99,016
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,596,235

NQ-022 [9/16] 11/16 (18006)     1

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-38 AI 3.00% 4/25/33 ∑	664,057	$77,793
Series 2013-52 ZA 3.00% 6/25/43	214,719	215,227
Series 2013-55 AI 3.00% 6/25/33 ∑	18,096,452	2,275,341
Series 2013-62 PY 2.50% 6/25/43	431,000	430,117
Series 2013-94 GQ 3.00% 9/25/43	1,619,672	1,683,135
Series 2013-129 KI 3.00% 8/25/28 ∑	2,324,822	192,561
Series 2014-5 JL 4.00% 2/25/44	78,000	85,297
Series 2014-21 ID 3.50% 6/25/33 ∑	465,550	55,179
Series 2014-67 GZ 2.00% 12/25/42	600,925	570,563
Series 2014-85 IB 3.00% 12/25/44 ∑	1,051,875	175,181
Series 2015-31 ZD 3.00% 5/25/45	438,212	433,836
Series 2015-34 OK 0.00% 3/25/44 Ω	1,185,000	1,043,524
Series 2015-44 AI 3.50% 1/25/34 ∑	905,782	110,014
Series 2015-82 AI 3.50% 6/25/34 ∑	5,170,936	665,600
Series 2015-85 BI 4.50% 9/25/43 ∑	735,762	133,681
Series 2015-89 EZ 3.00% 12/25/45	628,499	639,911
Series 2015-95 SH 5.475% 1/25/46 ∑●	150,702	38,297
Series 2016-55 SK 5.475% 8/25/46 ∑●	123,428	33,254
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	29,950	33,609
Series 2708 ZD 5.50% 11/15/33	176,618	200,843
Series 2901 CA 4.50% 11/15/19	66,556	67,738
Series 2931 GC 5.00% 1/15/34	3,876	3,880
Series 3016 FL 0.914% 8/15/35 ●	43,073	43,147
Series 3027 DE 5.00% 9/15/25	32,515	35,782
Series 3067 FA 0.874% 11/15/35 ●	2,850,904	2,846,186
Series 3232 KF 0.974% 10/15/36 ●	81,694	81,853
Series 3241 FM 0.904% 11/15/36 ●	29,724	29,699
Series 3297 BF 0.764% 4/15/37 ●	932,425	927,494
Series 3316 FB 0.824% 8/15/35 ●	132,513	131,907
Series 3578 EO 0.00% 5/15/37 Ω	466,547	443,711
Series 3737 NA 3.50% 6/15/25	127,039	132,318
Series 3780 LF 0.924% 3/15/29 ●	242,266	242,472
Series 3800 AF 1.024% 2/15/41 ●	1,762,068	1,769,162
Series 3803 TF 0.924% 11/15/28 ●	229,001	229,461
Series 3852 TP 5.50% 5/15/41 ●	104,640	112,704
Series 4076 QB 1.75% 11/15/41	642,484	639,633
Series 4109 AI 3.00% 7/15/31 ∑	7,245,155	709,523
Series 4136 EZ 3.00% 11/15/42	187,378	190,836
Series 4142 HA 2.50% 12/15/32	505,278	509,080
Series 4150 PQ 2.50% 1/15/43	106,065	104,897
Series 4163 CW 3.50% 4/15/40	3,136,318	3,234,015

2      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4171 Z 3.00% 2/15/43	515,233	$513,800
Series 4185 LI 3.00% 3/15/33 Σ	515,041	67,933
Series 4210 Z 3.00% 5/15/43	470,723	468,559
Series 4342 CI 3.00% 11/15/33 Σ	1,349,311	137,969
Series 4408 ZG 2.00% 9/15/41	396,689	363,543
Series 4453 DI 3.50% 11/15/33 Σ	7,278,315	862,041
Series 4457 KZ 3.00% 4/15/45	12,287,731	12,491,624
Series 4554 MP 3.00% 2/15/46	2,252,500	2,322,668
Freddie Mac Strips
Series 284 S6 5.576% 10/15/42 Σ●	1,400,840	319,002
Series 303 151 4.358% 12/15/42 Σ●	496,223	99,591
Series 303 185 3.491% 1/15/43 Σ●	1,416,830	209,442
Series 326 S2 5.426% 3/15/44 Σ●	87,556	19,333
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	36,128	43,388
Series T-54 2A 6.50% 2/25/43 ⧫	870	1,049
Series T-58 2A 6.50% 9/25/43 ⧫	616,385	730,234
GNMA
Series 2013-26 KD 2.50% 2/16/43	870,000	863,445
Series 2013-79 KE 3.00% 5/20/43	5,250,000	5,386,805
Series 2015-76 MZ 3.00% 5/20/45	6,809,639	6,836,497
Series 2015-106 QZ 2.50% 7/20/45	3,705,404	3,586,559
Series 2015-134 PZ 3.00% 9/20/45	2,240,124	2,255,715
Series 2015-185 PZ 3.00% 12/20/45	3,409,770	3,435,797
Series 2016-49 PZ 3.00% 11/16/45	222,764	221,476
Series 2016-74 PL 3.00% 5/20/46	610,000	631,407
Series 2016-80 JZ 3.00% 6/20/46	654,887	659,020
Total Agency Collateralized Mortgage Obligations (cost $74,498,363)		76,204,397

Agency Commercial Mortgage-Backed Securities – 0.28%
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	104,961
Series 2012-K708 B 144A 3.883% 2/25/45 #●	675,000	695,701
Series 2013-K35 C 144A 4.077% 8/25/23 #●	150,000	146,833
Series 2013-K712 B 144A 3.484% 5/25/45 #●	345,000	354,225
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.049% 3/9/21 ●	1,476,248	1,473,469
Total Agency Commercial Mortgage-Backed Securities (cost $2,761,101)		2,775,189

NQ-022 [9/16] 11/16 (18006)     3

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities – 8.12%
Fannie Mae
10.50% 6/1/30	24,984	$25,459
Fannie Mae ARM
2.406% 3/1/38 ●	6,236	6,566
2.559% 12/1/33 ●	96,068	101,974
2.58% 11/1/39 ●	202,956	214,599
2.636% 9/1/38 ●	1,302,397	1,393,652
2.689% 11/1/35 ●	381,078	401,633
2.812% 8/1/34 ●	139,066	145,461
2.834% 4/1/36 ●	29,335	30,989
2.907% 8/1/36 ●	40,250	42,253
2.928% 4/1/36 ●	413,570	438,881
2.95% 6/1/36 ●	123,696	129,132
2.964% 4/1/46 ●	3,462,568	3,607,272
3.018% 7/1/36 ●	107,559	114,689
3.027% 6/1/34 ●	62,652	65,584
3.027% 7/1/36 ●	135,816	143,280
3.076% 8/1/35 ●	33,197	35,020
3.442% 1/1/41 ●	218,536	228,888
4.554% 11/1/39 ●	784,124	826,463
Fannie Mae S.F. 30 yr
4.50% 8/1/40	126,657	139,296
4.50% 8/1/41	316,279	353,393
4.50% 1/1/42	510,943	565,551
4.50% 8/1/42	350,454	386,753
4.50% 2/1/46	108,000	119,831
5.00% 4/1/33	209,413	233,721
5.00% 11/1/33	99,241	111,501
5.00% 12/1/33	12,088	13,582
5.00% 3/1/34	83,284	93,269
5.00% 2/1/35	14,070	15,751
5.00% 4/1/35	15,509	17,327
5.00% 5/1/35	8,225	9,181
5.00% 6/1/35	43,113	48,098
5.00% 7/1/35	16,100	18,084
5.00% 8/1/35	39,799	44,300
5.00% 9/1/35	18,843	21,018
5.00% 10/1/35	101,734	114,300
5.00% 12/1/35	16,388	18,528
5.00% 2/1/36	46,523	51,769
5.00% 3/1/36	30,606	34,052
5.00% 5/1/36	69,304	77,095
5.00% 6/1/36	40,791	45,399

4      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.00% 7/1/36	48,672	$54,676
5.00% 10/1/36	12,592	14,019
5.00% 11/1/36	29,102	32,379
5.00% 12/1/36	16,430	18,280
5.00% 2/1/38	85,546	95,229
5.00% 3/1/39	75,112	84,813
5.00% 4/1/39	172,321	193,207
5.00% 6/1/39	4,895	5,448
5.00% 1/1/40	83,291	94,243
5.50% 12/1/32	23,532	26,746
5.50% 4/1/33	27,430	31,191
5.50% 5/1/33	4,708	5,352
5.50% 6/1/33	170,863	194,115
5.50% 7/1/33	6,711	7,628
5.50% 12/1/33	3,431	3,895
5.50% 1/1/34	11,519	13,287
5.50% 4/1/34	220,601	251,347
5.50% 5/1/34	897,821	1,021,097
5.50% 7/1/34	107,328	121,988
5.50% 8/1/34	7,810	8,881
5.50% 9/1/34	324,671	369,484
5.50% 11/1/34	788,454	897,500
5.50% 12/1/34	80,681	91,574
5.50% 1/1/35	118,401	134,802
5.50% 2/1/35	20,567	23,313
5.50% 3/1/35	111,447	125,795
5.50% 7/1/35	10,368	11,807
5.50% 9/1/35	330,349	375,560
5.50% 10/1/35	3,509	3,989
5.50% 12/1/35	124,764	141,938
5.50% 1/1/36	475,735	540,792
5.50% 4/1/36	909,679	1,033,128
5.50% 5/1/36	69,647	79,277
5.50% 7/1/36	1,184,284	1,346,582
5.50% 9/1/36	593,677	674,809
5.50% 11/1/36	746,273	844,482
5.50% 2/1/37	283,022	320,356
5.50% 4/1/37	183,933	208,714
5.50% 8/1/37	937,314	1,065,119
5.50% 1/1/38	2,828,777	3,225,127
5.50% 2/1/38	98,991	112,500
5.50% 9/1/38	4,816	5,470

NQ-022 [9/16] 11/16 (18006)      5

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 12/1/38	18,689	$21,247
5.50% 1/1/39	710,759	807,945
5.50% 12/1/39	18,398	20,826
5.50% 3/1/40	2,606,857	2,963,209
5.50% 3/1/41	35,015	39,784
5.50% 7/1/41	32,386	36,658
5.50% 9/1/41	22,640	25,578
6.00% 3/1/34	3,285	3,819
6.00% 8/1/34	15,210	17,628
6.00% 9/1/34	221	255
6.00% 11/1/34	1,184	1,355
6.00% 4/1/35	185,610	214,114
6.00% 7/1/35	28,288	32,933
6.00% 4/1/36	9,468	10,839
6.00% 6/1/36	49,355	56,576
6.00% 9/1/36	147,025	172,482
6.00% 3/1/37	5,085	5,834
6.00% 7/1/37	2,606,253	3,029,679
6.00% 8/1/37	86,628	100,800
6.00% 9/1/37	1,560,340	1,790,093
6.00% 3/1/38	5,069	5,920
6.00% 5/1/38	446,909	512,803
6.00% 8/1/38	4,975	5,717
6.00% 10/1/38	4,265	4,882
6.00% 10/1/39	3,089,045	3,603,546
6.00% 5/1/41	269,505	309,144
6.00% 7/1/41	5,510,596	6,321,093
6.50% 1/1/29	7,909	9,269
6.50% 6/1/29	1,341	1,544
6.50% 1/1/34	1,536	1,866
6.50% 6/1/36	3,966	4,568
6.50% 10/1/36	3,360	3,870
6.50% 12/1/36	876,546	1,041,334
6.50% 8/1/37	274	315
6.50% 10/1/39	30,911	35,605
6.50% 5/1/40	252,861	297,207
7.00% 12/1/34	1,688	1,948
7.00% 12/1/35	1,427	1,628
7.00% 12/1/37	4,547	4,896
7.50% 6/1/31	670	803
7.50% 4/1/32	468	549
7.50% 5/1/33	1,185	1,194

6      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 6/1/34	574	$671
10.00% 2/1/25	36,217	39,074
Fannie Mae S.F. 30 yr TBA
4.50% 11/1/46	23,831,000	26,071,572
Freddie Mac ARM
2.48% 1/1/44 ●	567,826	586,937
2.62% 10/1/36 ●	6,949	7,355
2.65% 10/1/37 ●	185,868	195,565
2.664% 2/1/37 ●	5,140	5,452
2.815% 4/1/33 ●	46,741	48,415
2.919% 6/1/37 ●	366,682	384,262
2.949% 11/1/44 ●	177,735	184,261
2.967% 2/1/35 ●	76,879	80,932
3.135% 7/1/38 ●	876,576	927,415
4.899% 8/1/38 ●	20,533	21,430
Freddie Mac S.F. 30 yr
4.50% 4/1/39	85,305	94,300
4.50% 8/1/44	274,014	302,982
5.50% 4/1/37	5,687	6,417
5.50% 1/1/38	10,618	12,084
5.50% 6/1/41	115,666	131,015
6.00% 3/1/36	261,498	302,857
6.00% 5/1/37	785,442	905,098
6.00% 6/1/38	204,958	235,184
6.00% 8/1/38	2,283,586	2,654,291
6.00% 5/1/39	57,627	67,404
6.00% 11/1/39	37,149	42,624
6.00% 7/1/40	34,048	39,141
7.00% 11/1/33	439	535
7.50% 7/1/32	4,330	5,424
GNMA II S.F. 30 yr
5.50% 5/20/37	204,271	228,537
5.50% 4/20/40	191,791	211,674
6.00% 2/20/39	317,669	363,269
6.00% 4/20/46	316,430	357,174
Total Agency Mortgage-Backed Securities (cost $79,798,507)		80,428,239

NQ-022 [9/16] 11/16 (18006)      7

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations – 1.08%
AMMC CLO
Series 2015-16A AX 144A 2.023% 4/14/27 #●	5,225,000	$5,221,066
Harbourview CLO VII
Series 7A AX 144A 2.151% 11/18/26 #●	3,750,000	3,747,157
Steele Creek CLO 2016-1
144A 1.917% 6/15/28 #●	1,750,000	1,741,250
Total Collateralized Debt Obligations (cost $10,715,021)		10,709,473

Convertible Bond – 0.14%
Jefferies Group 3.875% exercise price $44.04, maturity
date 11/1/29	1,355,000	1,378,713
Total Convertible Bond (cost $1,443,922)		1,378,713

Corporate Bonds – 42.65%
Automotive – 0.15%
IHO Verwaltungs 144A PIK 4.125% 9/15/21 #❆	500,000	506,250
Schaeffler Holding Finance 144A PIK 6.25% 11/15/19 #❆	1,000,000	1,038,750
		1,545,000
Banking – 13.35%
ANZ New Zealand International 144A 2.60% 9/23/19 #	3,900,000	3,987,653
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	450,000	469,687
Bank of America
2.625% 10/19/20	1,090,000	1,113,399
4.45% 3/3/26	4,470,000	4,806,506
Bank of New York Mellon
2.45% 11/27/20	3,340,000	3,429,896
2.50% 4/15/21	2,280,000	2,344,658
Barclays 3.20% 8/10/21	1,695,000	1,705,353
BB&T 2.05% 5/10/21	3,360,000	3,397,276
BBVA Bancomer 144A 7.25% 4/22/20 #	500,000	552,250
Branch Banking & Trust 3.625% 9/16/25	1,610,000	1,728,820
Capital One 2.25% 9/13/21	1,285,000	1,286,007
Citizens Bank
2.45% 12/4/19	5,010,000	5,087,329
2.50% 3/14/19	2,890,000	2,944,219
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,142,920
Compass Bank 2.75% 9/29/19	7,305,000	7,300,858
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.25% 1/14/19	5,690,000	5,783,128
Credit Suisse
2.30% 5/28/19	4,890,000	4,952,822
3.00% 10/29/21	475,000	489,012
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	307,650

8      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Export-Import Bank of India 3.125% 7/20/21	410,000	$423,651
Fifth Third Bancorp 2.875% 7/27/20	1,045,000	1,086,016
Fifth Third Bank
2.25% 6/14/21	200,000	203,473
2.30% 3/15/19	510,000	519,220
3.85% 3/15/26	515,000	549,941
HBOS 144A 6.75% 5/21/18 #	2,555,000	2,737,154
HSBC Holdings 2.65% 1/5/22	1,200,000	1,196,791
Huntington Bancshares 2.30% 1/14/22	1,155,000	1,152,161
Industrial & Commercial Bank of China 2.635% 5/26/21	250,000	254,390
JPMorgan Chase & Co.
2.55% 3/1/21	3,810,000	3,882,291
4.25% 10/1/27	2,060,000	2,215,141
5.30% 12/29/49 ●	1,000,000	1,016,250
KeyBank
2.35% 3/8/19	955,000	973,323
3.18% 5/22/22	1,335,000	1,378,020
KeyCorp 5.00% 12/29/49 ●	550,000	543,125
Manufacturers & Traders Trust 2.25% 7/25/19	5,255,000	5,351,061
Morgan Stanley
3.125% 7/27/26	2,005,000	2,021,230
3.95% 4/23/27	6,230,000	6,484,745
PNC Bank
2.30% 6/1/20	4,275,000	4,351,399
2.45% 11/5/20	810,000	829,620
2.60% 7/21/20	1,040,000	1,073,487
Popular 7.00% 7/1/19	1,000,000	1,035,000
Royal Bank of Scotland Group
3.875% 9/12/23	1,795,000	1,768,926
8.625% 12/29/49 ●	910,000	892,937
Santander UK Group Holdings
2.875% 10/16/20	2,530,000	2,554,250
3.125% 1/8/21	560,000	571,092
Skandinaviska Enskilda Banken 144A 2.375% 3/25/19 #	4,580,000	4,665,509
State Street 2.55% 8/18/20	1,075,000	1,115,510
SunTrust Banks
2.35% 11/1/18	3,850,000	3,918,287
2.50% 5/1/19	3,705,000	3,789,285
SVB Financial Group 3.50% 1/29/25	1,235,000	1,249,927
Swedbank 144A 2.375% 2/27/19 #	2,000,000	2,041,114
Toronto-Dominion Bank 2.25% 11/5/19	3,580,000	3,653,902
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	242,943

NQ-022 [9/16] 11/16 (18006)      9

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
U.S. Bancorp 2.35% 1/29/21	1,000,000	$1,029,536
U.S. Bank 1.40% 4/26/19	250,000	249,903
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	640,000	639,597
144A 3.00% 4/15/21 #	2,700,000	2,776,008
USB Capital IX 3.50% 10/29/49 ●	6,960,000	5,968,200
		132,233,858
Basic Industry – 1.63%
Air Liquide Finance 144A 1.75% 9/27/21 #	1,180,000	1,178,714
Cemex 144A 7.25% 1/15/21 #	1,000,000	1,073,500
FMG Resources August 2006 144A 6.875% 4/1/22 #	1,000,000	1,039,800
Georgia-Pacific
144A 2.539% 11/15/19 #	1,000,000	1,022,686
144A 5.40% 11/1/20 #	5,750,000	6,508,218
HD Supply 7.50% 7/15/20	500,000	519,925
INVISTA Finance 144A 4.25% 10/15/19 #	1,330,000	1,330,106
MMC Finance 4.375% 4/30/18	500,000	513,750
Southern Copper 5.375% 4/16/20	375,000	413,114
Suzano Trading 144A 5.875% 1/23/21 #	200,000	210,000
Vale Overseas 5.875% 6/10/21	260,000	272,870
WestRock
3.50% 3/1/20	1,010,000	1,055,504
4.45% 3/1/19	945,000	1,001,388
		16,139,575
Brokerage – 0.28%
Jefferies Group 5.125% 1/20/23	2,285,000	2,437,700
Lazard Group 6.85% 6/15/17	316,000	326,090
		2,763,790
Capital Goods – 0.20%
Fortune Brands Home & Security 3.00% 6/15/20	630,000	649,290
Reynolds Group Issuer 8.25% 2/15/21	1,000,000	1,043,439
Union Andina de Cementos 144A 5.875% 10/30/21 #	244,000	256,786
		1,949,515
Communications – 3.12%
21st Century Fox America 4.50% 2/15/21	1,340,000	1,487,321
AT&T
2.80% 2/17/21	70,000	72,099
3.60% 2/17/23	830,000	876,115
4.125% 2/17/26	1,195,000	1,293,786
Cablevision 144A 6.50% 6/15/21 #	195,000	203,775
CC Holdings GS V 3.849% 4/15/23	1,165,000	1,247,875
CenturyLink 5.625% 4/1/20	750,000	795,937

10      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Cisco Systems
1.85% 9/20/21	1,005,000	$1,011,736
2.20% 9/20/23	1,000,000	1,008,905
Columbus Cable Barbados 144A 7.375% 3/30/21 #	500,000	532,175
Crown Castle Towers 144A 3.663% 5/15/25 #	635,000	669,296
CSC Holdings 6.75% 11/15/21	750,000	795,000
Deutsche Telekom International Finance
144A 1.50% 9/19/19 #	725,000	724,094
144A 1.95% 9/19/21 #	600,000	600,199
144A 2.485% 9/19/23 #	1,165,000	1,168,628
Digicel 144A 6.00% 4/15/21 #	1,000,000	888,400
Digicel Group 144A 8.25% 9/30/20 #	500,000	436,875
Dish DBS 6.75% 6/1/21	500,000	541,250
Frontier Communications 8.875% 9/15/20	400,000	433,000
GTH Finance 144A 6.25% 4/26/20 #	500,000	527,471
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	518,622
JD.com 3.125% 4/29/21	400,000	400,609
Millicom International Cellular 144A 6.625% 10/15/21 #	300,000	313,605
Myriad International Holdings 144A 6.375% 7/28/17 #	300,000	309,875
SBA Tower Trust 144A 2.24% 4/16/18 #	1,995,000	2,001,862
Sky 144A 3.75% 9/16/24 #	1,845,000	1,954,058
Sprint Communications
144A 7.00% 3/1/20 #	450,000	484,875
144A 9.00% 11/15/18 #	750,000	830,625
Verizon Communications
4.50% 9/15/20	3,165,000	3,476,332
5.15% 9/15/23	4,530,000	5,284,965
		30,889,365
Consumer Cyclical – 3.14%
Alibaba Group Holding 3.125% 11/28/21	200,000	208,899
Beacon Roofing Supply 6.375% 10/1/23	500,000	542,500
CVS Health
2.125% 6/1/21	1,135,000	1,147,765
2.80% 7/20/20	440,000	456,265
3.875% 7/20/25	655,000	714,350
Daimler Finance North America 144A 2.70% 8/3/20 #	4,480,000	4,625,210
Ford Motor Credit
3.096% 5/4/23	980,000	988,435
3.336% 3/18/21	1,575,000	1,622,088
General Motors Financial
3.15% 1/15/20	1,135,000	1,157,398

NQ-022 [9/16] 11/16 (18006)      11

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
3.45% 4/10/22	1,070,000	$1,086,627
3.70% 5/9/23	330,000	336,107
Hyundai Capital America
144A 2.55% 2/6/19 #	1,000,000	1,017,944
144A 3.00% 3/18/21 #	545,000	565,846
JC Penney 5.65% 6/1/20	750,000	755,535
Landry’s 144A 9.375% 5/1/20 #	1,000,000	1,050,100
MGM Resorts International 6.75% 10/1/20	375,000	421,875
Starbucks 2.10% 2/4/21	2,110,000	2,155,127
Target 2.30% 6/26/19	1,280,000	1,317,651
Toyota Motor Credit 2.125% 7/18/19	7,375,000	7,515,710
Walgreens Boots Alliance
2.60% 6/1/21	2,905,000	2,976,085
3.10% 6/1/23	415,000	428,678
		31,090,195
Consumer Non-Cyclical – 4.87%
AbbVie 2.30% 5/14/21	3,805,000	3,842,152
Actavis Funding 3.45% 3/15/22	1,300,000	1,366,437
Aetna 2.40% 6/15/21	2,835,000	2,870,945
Anheuser-Busch InBev Finance 2.65% 2/1/21	3,360,000	3,470,645
Becton Dickinson 2.675% 12/15/19	4,270,000	4,413,049
Cencosud 144A 5.50% 1/20/21 #	500,000	544,151
DP World 144A 3.25% 5/18/20 #	500,000	516,875
Gilead Sciences 1.95% 3/1/22	2,300,000	2,306,762
HCA Holdings 6.25% 2/15/21	1,000,000	1,087,500
JBS Investments 144A 7.75% 10/28/20 #	300,000	315,750
Merck & Co. 1.85% 2/10/20	3,920,000	3,996,922
Molson Coors Brewing 2.10% 7/15/21	1,670,000	1,687,246
Mylan 144A 3.15% 6/15/21 #	3,045,000	3,105,483
Pernod Ricard 144A 4.45% 1/15/22 #	1,795,000	1,982,220
Perrigo Finance Unlimited 3.50% 12/15/21	595,000	615,729
Reynolds American
4.00% 6/12/22	3,635,000	3,953,957
4.45% 6/12/25	55,000	61,474
Shire Acquisitions Investments Ireland
2.40% 9/23/21	1,090,000	1,092,624
2.875% 9/23/23	1,040,000	1,046,642
3.20% 9/23/26	600,000	604,133
St. Jude Medical 2.80% 9/15/20	1,175,000	1,212,300
Sysco 2.50% 7/15/21	1,660,000	1,697,450

12      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	1,420,000	$1,416,247
2.80% 7/21/23	760,000	763,123
Thermo Fisher Scientific 3.00% 4/15/23	2,130,000	2,184,530
Zimmer Holdings 2.70% 4/1/20	2,085,000	2,132,242
		48,286,588
Electric – 6.19%
AES Gener 144A 5.25% 8/15/21 #	420,000	446,472
Ameren 2.70% 11/15/20	3,665,000	3,782,298
Arizona Public Service 2.20% 1/15/20	4,195,000	4,295,047
Berkshire Hathaway Energy 2.00% 11/15/18	5,510,000	5,580,814
CenterPoint Energy 5.95% 2/1/17	2,365,000	2,400,331
CMS Energy 6.25% 2/1/20	1,345,000	1,533,800
Dominion Resources 2.00% 8/15/21	410,000	409,494
DTE Energy
2.40% 12/1/19	1,725,000	1,760,657
3.30% 6/15/22	1,050,000	1,112,552
Duke Energy 1.80% 9/1/21	2,450,000	2,439,754
Dynegy 6.75% 11/1/19	500,000	515,000
Entergy 4.00% 7/15/22	3,175,000	3,448,510
Exelon 2.85% 6/15/20	2,000,000	2,075,552
Fortis 144A 2.10% 10/4/21 #	2,895,000	2,887,806
IPALCO Enterprises 3.45% 7/15/20	710,000	731,300
Majapahit Holding 144A 8.00% 8/7/19 #	500,000	573,750
National Rural Utilities Cooperative Finance 2.15% 2/1/19	6,030,000	6,148,158
NextEra Energy Capital Holdings 2.70% 9/15/19	2,980,000	3,054,330
NV Energy 6.25% 11/15/20	2,460,000	2,889,592
PPL Capital Funding 1.90% 6/1/18	3,810,000	3,826,189
Public Service Electric & Gas 1.90% 3/15/21	2,105,000	2,138,985
Southern 2.35% 7/1/21	3,360,000	3,427,939
WEC Energy Group 2.45% 6/15/20	2,075,000	2,123,669
Xcel Energy 2.40% 3/15/21	3,590,000	3,687,379
		61,289,378
Energy – 2.49%
Antero Resources 6.00% 12/1/20	500,000	517,970
BP Capital Markets 3.017% 1/16/27	925,000	940,792
Chevron 2.10% 5/16/21	2,495,000	2,537,894
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	250,000	266,225
CNOOC Finance 2015 Australia 2.625% 5/5/20	500,000	510,373
Dominion Gas Holdings 2.50% 12/15/19	2,020,000	2,076,029
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	395,000	423,733
Energy Transfer Equity 7.50% 10/15/20	500,000	551,250

NQ-022 [9/16] 11/16 (18006) 13

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
EnLink Midstream Partners 2.70% 4/1/19	500,000	$497,005
Freeport-McMoran Oil & Gas 6.50% 11/15/20	500,000	515,625
KazMunayGas National 144A 6.375% 4/9/21 #	500,000	553,125
Newfield Exploration 5.75% 1/30/22	500,000	518,750
Pertamina Persero 144A 5.25% 5/23/21 #	325,000	355,115
Petrobras Global Finance
4.875% 3/17/20	425,000	427,125
8.375% 5/23/21	80,000	87,600
Petroleos Mexicanos 3.50% 7/18/18	500,000	512,750
Petronas Global Sukuk 144A 2.707% 3/18/20 #	500,000	511,917
Regency Energy Partners 5.875% 3/1/22	1,040,000	1,148,067
Shell International Finance 1.75% 9/12/21	2,725,000	2,711,871
Transocean 7.375% 4/15/18	520,000	530,400
Waste Management 2.40% 5/15/23	540,000	546,201
Williams Partners 7.25% 2/1/17	4,695,000	4,781,233
Woodside Finance 144A 8.75% 3/1/19 #	2,235,000	2,558,268
YPF
144A 8.875% 12/19/18 #	430,000	477,300
144A 31.354% 7/7/20 #●	110,000	128,810
		24,685,428
Finance Companies – 1.47%
AerCap Ireland Capital
3.95% 2/1/22	975,000	1,001,813
4.25% 7/1/20	500,000	520,000
4.625% 10/30/20	500,000	526,250
Air Lease 3.00% 9/15/23	1,030,000	1,020,864
Ally Financial 4.125% 3/30/20	500,000	510,000
Aviation Capital Group 144A 2.875% 9/17/18 #	1,610,000	1,632,137
Corporacion Financiera de Desarrollo 144A
3.25% 7/15/19 #	500,000	518,750
General Electric
1.158% 5/5/26 ●	280,000	272,860
144A 3.80% 6/18/19 #	2,235,000	2,383,424
5.55% 5/4/20	2,175,000	2,468,812
6.00% 8/7/19	1,445,000	1,633,408
Gruposura Finance 144A 5.70% 5/18/21 #	500,000	546,250
Nationwide Building Society 144A 4.00% 9/14/26 #	780,000	778,023
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	720,000	721,792
		14,534,383
Healthcare – 0.18%
IASIS Healthcare 8.375% 5/15/19	250,000	227,500
Kinetic Concepts 10.50% 11/1/18	500,000	525,750

14      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Mallinckrodt International Finance 144A 4.875% 4/15/20 #	500,000	$512,500
Valeant Pharmaceuticals International 144A
6.75% 8/15/18 #	500,000	505,000
		1,770,750
Insurance – 2.32%
ACE INA Holdings 2.30% 11/3/20	3,540,000	3,634,118
American International Group 2.30% 7/16/19	3,700,000	3,770,418
Metropolitan Life Global Funding I 144A 1.875% 6/22/18 #	5,265,000	5,304,114
Pricoa Global Funding I
144A 1.60% 5/29/18 #	1,050,000	1,054,522
144A 2.20% 5/16/19 #	3,855,000	3,928,033
Principal Life Global Funding II 144A 3.00% 4/18/26 #	815,000	829,337
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	975,000	1,005,367
144A 4.125% 11/1/24 #	460,000	485,778
UnitedHealth Group 2.70% 7/15/20	2,900,000	3,014,840
		23,026,527
Media – 0.11%
Altice Luxembourg 144A 7.75% 5/15/22 #	500,000	535,625
WideOpenWest Finance 10.25% 7/15/19	500,000	527,540
		1,063,165
Natural Gas – 0.29%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,918,376
		2,918,376
Real Estate – 0.65%
American Tower
2.25% 1/15/22	2,790,000	2,787,754
3.30% 2/15/21	470,000	491,820
4.40% 2/15/26	445,000	488,321
Crown Castle International 5.25% 1/15/23	805,000	914,552
Host Hotels & Resorts 3.75% 10/15/23	505,000	512,207
Iron Mountain 144A 4.375% 6/1/21 #	1,000,000	1,038,438
WEA Finance 144A 3.75% 9/17/24 #	200,000	210,576
		6,443,668
Services – 0.05%
Hertz 6.75% 4/15/19	500,000	511,620
		511,620
Technology – 1.45%
Amphenol 3.125% 9/15/21	5,975,000	6,209,399
Diamond 1 Finance 144A 4.42% 6/15/21 #	1,000,000	1,046,208
Fidelity National Information Services 3.00% 8/15/26	2,200,000	2,183,009
Microsoft 2.40% 8/8/26	1,280,000	1,282,723

NQ-022 [9/16] 11/16 (18006)      15

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
National Semiconductor 6.60% 6/15/17	3,325,000	$3,458,323
Tencent Holdings 144A 3.375% 5/2/19 #	200,000	207,309
		14,386,971
Transportation – 0.71%
Penske Truck Leasing 144A 3.375% 2/1/22 #	2,000,000	2,082,302
Ryder System 3.45% 11/15/21	1,895,000	1,986,710
United Airlines 2015-1 Class AA Pass-Through Trust
3.45% 12/1/27 ⧫	360,000	374,400
United Parcel Service 5.125% 4/1/19	2,340,000	2,566,145
		7,009,557
Total Corporate Bonds (cost $415,989,506)		422,537,709

Municipal Bonds – 1.39%
Baltimore, Maryland
5.00% 2/1/26	2,030,000	2,653,616
California State Various Purposes
5.00% 9/1/26	870,000	1,129,808
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	315,000	410,363
Series C 5.00% 10/1/25	635,000	818,579
Series D 5.00% 4/1/26	220,000	285,479
New York City, New York
Series C 5.00% 8/1/26	1,075,000	1,385,761
Series C 5.00% 8/1/27	595,000	761,082
University of California
1.027% 7/1/41 ●	6,385,000	6,385,511
Total Municipal Bonds (cost $13,725,203)		13,830,199

Non-Agency Asset-Backed Securities – 31.66%
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	3,855,000	3,868,922
Series 2014-4 A2 1.43% 6/17/19	1,510,000	1,512,623
American Express Credit Account Master Trust
Series 2012-1 A 0.794% 1/15/20 ●	3,900,000	3,904,256
Series 2013-1 A 0.944% 2/16/21 ●	7,135,000	7,159,746
Series 2013-2 A 0.944% 5/17/21 ●	2,474,000	2,481,741
Series 2014-1 A 0.894% 12/15/21 ●	2,100,000	2,108,166
ARI Fleet Lease Trust
Series 2015-A A2 144A 1.11% 11/15/18 #	172,473	172,192
Avis Budget Rental Car Funding AESOP
Series 2013-2A A 144A 2.97% 2/20/20 #	6,500,000	6,627,318

16     NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Bank of America Credit Card Trust
Series 2007-A4 A4 0.564% 11/15/19 ●	10,495,000	$10,490,355
Series 2014-A2 A 0.794% 9/16/19 ●	5,500,000	5,504,399
Series 2014-A3 A 0.814% 1/15/20 ●	1,265,000	1,266,401
Series 2015-A1 A 0.854% 6/15/20 ●	748,000	749,343
Barclays Dryrock Issuance Trust
Series 2014-2 A 0.864% 3/16/20 ●	2,500,000	2,502,692
Cabela’s Credit Card Master Note Trust
Series 2014-2 A 0.974% 7/15/22 ●	6,000,000	5,967,041
Series 2015-1A A1 2.26% 3/15/23	500,000	508,930
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.574% 11/15/19 ●	14,085,000	14,084,999
Series 2007-A2 A2 0.604% 12/16/19 ●	5,650,000	5,650,649
Series 2007-A5 A5 0.564% 7/15/20 ●	200,000	199,821
Series 2014-A3 A3 0.904% 1/18/22 ●	2,000,000	2,005,419
Series 2016-A1 A1 0.974% 2/15/22 ●	7,660,000	7,706,891
Series 2016-A2 A2 1.154% 2/15/24 ●	2,500,000	2,514,578
Chase Issuance Trust
Series 2007-B1 B1 0.774% 4/15/19 ●	2,100,000	2,098,697
Series 2012-A10 A10 0.784% 12/16/19 ●	2,750,000	2,753,978
Series 2013-A3 A3 0.804% 4/15/20 ●	3,670,000	3,674,598
Series 2013-A6 A6 0.944% 7/15/20 ●	4,000,000	4,015,312
Series 2013-A9 A 0.944% 11/16/20 ●	8,900,000	8,936,769
Series 2014-A5 A5 0.894% 4/15/21 ●	8,781,000	8,806,284
Series 2014-A7 A7 1.38% 11/15/19	5,500,000	5,520,639
Series 2015-A6 A6 0.774% 5/15/19 ●	11,270,000	11,281,344
Series 2016-A1 A 0.934% 5/17/21 ●	695,000	697,980
Series 2016-A3 A3 1.074% 6/15/23 ●	4,500,000	4,506,786
Chesapeake Funding
Series 2014-1A A 144A 0.939% 3/7/26 #●	6,421,434	6,406,803
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.945% 7/24/20 ●	800,000	803,116
Series 2013-A7 A7 0.948% 9/10/20 ●	8,100,000	8,137,246
Series 2014-A9 A9 0.796% 11/23/18 ●	585,000	585,114
CNH Equipment Trust
Series 2016-B A2B 0.924% 10/15/19 ●	145,000	145,175
Discover Card Execution Note Trust
Series 2012-A4 A4 0.894% 11/15/19 ●	500,000	500,914
Series 2013-A1 A1 0.824% 8/17/20 ●	3,300,000	3,306,973
Series 2013-A6 A6 0.974% 4/15/21 ●	2,405,000	2,415,860
Series 2014-A1 A1 0.954% 7/15/21 ●	8,365,000	8,399,640
Series 2015-A1 A1 0.874% 8/17/20 ●	7,350,000	7,370,466
Series 2016-A4 A4 1.39% 3/15/22	2,000,000	2,002,815

NQ-022 [9/16] 11/16 (18006)      17

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Enterprise Fleet Financing
Series 2014-1 A2 144A 0.87% 9/20/19 #	379,214	$378,573
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	725,000	725,588
Ford Credit Auto Owner Trust
Series 2016-B A2B 0.834% 3/15/19 ●	700,000	700,827
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A1 1.20% 2/15/19	4,100,000	4,102,473
Series 2014-1 A2 0.924% 2/15/19 ●	4,024,000	4,027,099
Series 2014-2 A 1.024% 2/15/21 ●	6,612,000	6,629,193
Series 2014-4 A2 0.874% 8/15/19 ●	7,650,000	7,645,747
Golden Credit Card Trust
Series 2014-2A A 144A 0.974% 3/15/21 #●	535,000	534,790
Series 2015-1A A 144A 0.964% 2/15/20 #●	7,750,000	7,768,406
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A 0.89% 7/15/17 #	630,389	630,248
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.918% 4/10/28 #●	3,022,554	3,022,233
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	254,400	236,009
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	6,000,000	6,014,516
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A 1.01% 9/15/17 #	70,906	70,906
Series 2015-A A3 144A 1.42% 9/17/18 #	6,200,000	6,211,192
Hyundai Auto Receivables Trust
Series 2015-C A2B 0.894% 11/15/18 ●	773,997	774,459
Series 2016-A A2B 0.894% 6/17/19 ●	3,000,000	3,004,690
Mercedes-Benz Auto Lease Trust
Series 2015-B A2B 1.044% 1/16/18 ●	4,458,983	4,462,794
Series 2016-A A2B 1.084% 7/16/18 ●	505,000	505,271
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.844% 4/15/19 #●	4,000,000	4,002,786
Series 2015-BA A 144A 0.904% 4/15/20 #●	1,000,000	998,869
Navistar Financial Dealer Note Master Owner Trust II
Series 2016-1 A 144A 2.146% 9/27/21 #=●	390,000	390,000
Navistar Financial Dealer Note Master Trust II
Series 2014-1 A 144A 1.274% 10/25/19 #●	9,000,000	8,993,700
NextGear Floorplan Master Owner Trust
Series 2014-1A A 144A 1.92% 10/15/19 #	1,015,000	1,012,266
Nissan Auto Lease Trust
Series 2015-B A2B 1.054% 12/15/17 ●	535,160	535,879
Series 2016-A A2B 0.904% 8/15/18 ●	490,000	490,521
Series 2016-B A2B 0.78% 12/17/18 ●	1,705,000	1,705,102

18      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Nissan Auto Receivables Owner Trust
Series 2015-C A2B 0.874% 11/15/18 ●	375,394	$375,884
Series 2016-B A2B 0.824% 4/15/19 ●	2,000,000	2,001,943
Penarth Master Issuer
Series 2015-1A A1 144A 0.931% 3/18/19 #●	385,000	384,769
Series 2015-2A A1 144A 0.931% 5/18/19 #●	3,800,000	3,798,632
PFS Financing
Series 2014-AA A 144A 1.124% 2/15/19 #●	8,000,000	7,995,912
Series 2015-AA A 144A 1.144% 4/15/20 #●	2,000,000	1,984,483
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	755,000	756,055
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	870,000	871,724
Series 2015-2 A 1.60% 4/15/21	640,000	642,925
Toyota Auto Receivables Trust
Series 2016-B A2B 0.774% 10/15/18 ●	500,000	500,402
Trade MAPS 1
Series 2013-1A A 144A 1.218% 12/10/18 #●	9,970,000	9,953,722
Verizon Owner Trust
Series 2016-1A A 144A 1.42% 1/20/21 #	1,855,000	1,859,268
Volkswagen Auto Lease Trust
Series 2015-A A3 1.25% 12/20/17	790,000	789,809
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	2,210,000	2,208,177
Wells Fargo Dealer Floorplan Master Note Trust
Series 2012-2 A 1.282% 4/22/19 ●	9,865,000	9,889,421
Series 2014-2 A 0.982% 10/20/19 ●	8,575,000	8,579,596
Series 2015-1 A 1.032% 1/20/20 ●	4,810,000	4,807,414
Wheels
Series 2014-1A A2 144A 0.84% 3/20/23 #	630,132	629,522
World Financial Network Credit Card Master Trust
Series 2015-A A 1.004% 2/15/22 ●	685,000	686,306
Total Non-Agency Asset-Backed Securities
(cost $312,831,129)		313,643,092

Non-Agency Collateralized Mortgage Obligations – 0.26%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	30,304	30,093
Bank of America Alternative Loan Trust
Series 2005-6 7A1 5.50% 7/25/20	29,985	28,904
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	59,390	61,518
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	459,787

NQ-022 [9/16] 11/16 (18006)      19

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	482,055	$495,613
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	667,002	674,285
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	706,582	714,961
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.158% 4/25/36 ●	132,089	123,701
Total Non-Agency Collateralized Mortgage Obligations (cost $2,508,087)		2,588,862

Non-Agency Commercial Mortgage-Backed Securities – 0.37%
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW16 A1A 5.91% 6/11/40 ●	1,675,243	1,706,657
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.90% 12/10/49 ●	535,000	543,465
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	1,285,000	1,420,707
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,788,534)		3,670,829

Senior Secured Loans – 5.05%«
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	1,748,741	1,738,685
Amaya Holdings 1st Lien 5.00% 8/1/21	498,737	498,893
Applied Systems 2nd Lien 7.50% 1/23/22 @	200,000	201,542
Avago Technologies Cayman Finance Tranche B3 1st Lien
3.524% 2/1/23	337,360	341,787
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	199,047	200,242
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	2,749,346	2,756,219
Blue Ribbon 1st Lien 5.00% 11/13/21	760,589	765,818
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	1,500,000	1,510,001
Charter Communications Operating Tranche H 1st Lien
3.25% 8/24/21	497,500	499,910
Community Health Systems Tranche F 1st Lien
4.083% 12/31/18	295,000	293,746
FCA US Tranche B 1st Lien 3.25% 12/31/18	292,204	292,882
First Data Tranche B 1st Lien 4.525% 3/24/21	747,394	752,787
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	1,500,000	1,498,125
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19	297,604	297,650
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	1,500,000	1,491,563
Gardner Denver 1st Lien 4.25% 7/30/20	398,972	387,402
Hilton Worldwide Finance Tranche B1 1st Lien
3.50% 10/26/20	44,451	44,701
Hilton Worldwide Finance Tranche B2 1st Lien
3.215% 10/25/23	454,410	458,305
Ineos U.S. Finance Tranche B 3.75% 5/4/18	496,162	498,074

20      NQ-022 [9/16] 11/16 (18006)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
JC Penney Tranche B 1st Lien 5.25% 6/23/23	291,086	$292,978
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,000,000	2,003,334
Landry’s Tranche B 1st Lien 4.00% 9/22/23	2,750,000	2,767,187
Mohegan Tribal Gaming Authority 5.50% 9/30/23	2,000,000	1,980,000
Mohegan Tribal Gaming Authority Tranche B
5.50% 6/15/18	2,000,000	1,999,688
MPH Acquisition Holdings 5.00% 6/7/23	239,193	242,482
NBTY Tranche B 1st Lien 5.00% 5/5/23	199,500	200,581
Nexstar Broadcasting Tranche B 1st Lien 3.00% 9/26/23	2,500,000	2,515,235
Nielsen Finance Tranche B 1st Lien 2.50% 9/28/23	3,000,000	3,014,688
NXP Tranche B 1st Lien 2.50% 12/7/20	2,000,000	2,012,032
ON Semiconductor Tranche B 1st Lien 3.25% 3/31/23	2,380,000	2,392,892
PQ 1st Lien 5.75% 11/4/22	199,500	201,121
Prime Security Services Borrower 1st Lien 4.75% 5/2/22	249,375	252,180
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	129,808	132,144
Republic of Angola (Unsecured) 7.175% 12/16/23 @=	478,125	413,578
Reynolds Group Holdings Tranche B 1st Lien
4.25% 2/5/23	2,500,000	2,510,653
Rite Aid 2nd Lien 5.75% 8/21/20	500,000	502,109
Scientific Games International 1st Lien 6.00% 10/18/20	398,974	400,684
SFR Group Tranche B 1st Lien 4.564% 7/29/22	1,000,000	1,005,521
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	2,500,000	2,494,533
TransDigm Tranche F 1st Lien 3.75% 6/9/23	2,500,000	2,502,345
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	2,500,000	2,506,250
USI Insurance Services Tranche B 1st Lien
4.25% 12/27/19	397,949	398,571
WideOpenWest Finance Tranche B 1st Lien
4.50% 8/19/23	2,500,000	2,492,383
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	299,248	300,464
Total Senior Secured Loans (cost $49,941,217)		50,061,965

Sovereign Bonds – 0.48%Δ
Argentina – 0.02%
Argentine Republic Government International Bond 144A
6.25% 4/22/19 #	180,000	191,340
		191,340
Brazil – 0.03%
Brazilian Government International Bond 4.875% 1/22/21	255,000	272,850
		272,850

NQ-022 [9/16] 11/16 (18006)      21

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Croatia – 0.06%
Croatia Government International Bond 144A
6.375% 3/24/21 #	500,000	$563,345
		563,345
Dominican Republic – 0.04%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	300,000	336,750
		336,750
Hungary – 0.06%
Hungary Government International Bond 6.375% 3/29/21	500,000	580,045
		580,045
Indonesia – 0.03%
Perusahaan Penerbit Indonesia III 144A 6.125% 3/15/19 #	300,000	330,750
		330,750
Mongolia – 0.03%
Mongolia Government International Bond 144A
10.875% 4/6/21 #	300,000	322,503
		322,503
Qatar – 0.06%
Qatar Government International Bond 144A
2.375% 6/2/21 #	565,000	570,338
		570,338
Serbia – 0.05%
Republic of Serbia 144A 4.875% 2/25/20 #	500,000	523,710
		523,710
Slovenia – 0.05%
Slovenia Government International Bond 144A
4.75% 5/10/18 #	500,000	525,585
		525,585
Sri Lanka – 0.05%
Sri Lanka Government International Bond
144A 5.125% 4/11/19 #	250,000	253,141
144A 5.75% 1/18/22 #	250,000	256,280
		509,421
Total Sovereign Bonds (cost $4,621,018)		4,726,637

	Number of
	Shares
Preferred Stock – 0.50%
Bank of America 8.125% ●	1,000,000	1,026,875
General Electric 5.00% ●	1,111,000	1,182,882
Morgan Stanley 5.55% ●	1,180,000	1,206,550
PNC Preferred Funding Trust II 144A 2.073% #●	1,200,000	1,149,000

22      NQ-022 [9/16] 11/16 (18006)

	Number of
	Shares	Value (U.S. $)
Preferred Stock (continued)
USB Realty 1.827% #●	400,000	$360,000
Total Preferred Stock (cost $4,877,272)		4,925,307

	Principal amount°
Short-Term Investments – 4.87%
Discount Notes – 1.97%≠
Federal Home Loan Bank
0.275% 10/12/16	2,387,020	2,386,912
0.28% 10/20/16	2,340,216	2,340,017
0.29% 11/1/16	4,636,433	4,635,650
0.30% 11/3/16	2,340,216	2,339,792
0.31% 1/25/17	7,765,348	7,758,957
		19,461,328
Repurchase Agreements – 1.65%
Bank of America Merrill Lynch
0.39%, dated 9/30/16, to be repurchased on 10/3/16,
repurchase price $4,502,076 (collateralized by U.S.
government obligations 0.125% 4/15/21;
market value $4,591,971)	4,501,929	4,501,929
Bank of Montreal
0.38%, dated 9/30/16, to be repurchased on 10/3/16,
repurchase price $7,503,453 (collateralized by U.S.
government obligations 0.00%–4.625%
11/10/16–2/15/45; market value $7,653,280)	7,503,216	7,503,216
BNP Paribas
0.45%, dated 9/30/16, to be repurchased on 10/3/16,
repurchase price $4,353,019 (collateralized by U.S.
government obligations 0.00%–2.625%
10/31/17–8/15/40; market value $4,439,912)	4,352,855	4,352,855
		16,358,000
U.S. Treasury Obligations – 1.25%≠
U.S. Treasury Bills
0.126% 10/6/16	4,411,684	4,411,653
0.188% 11/3/16	7,885,623	7,984,353
		12,396,006
Total Short-Term Investments (cost $48,211,364)		48,215,334
Total Value of Securities – 104.56%
(cost $1,025,902,252)		1,035,913,708
Liabilities Net of Receivables and Other Assets – (4.56%)		(45,202,308)
Net Assets Applicable to 115,483,169 Shares Outstanding – 100.00%		$990,711,400

NQ-022 [9/16] 11/16 (18006)      23

Schedule of investments
Delaware Limited-Term Diversified Income Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $191,228,032, which represents 19.30% of the Fund’s net assets.
@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $5,112,987, which represents 0.52% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Sept. 30, 2016, the aggregate value of fair valued securities was $803,578, which represents 0.08% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2016.

24      NQ-022 [9/16] 11/16 (18006)

The following futures and swap contracts were outstanding at Sept. 30, 2016:

Futures Contracts		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(362)	U.S. Treasury 10 yr Notes	$(47,336,245)	$(47,467,250)	12/21/16	$(131,005)

Swap Contracts
CDS Contracts1

	Swap		Annual		Upfront	Unrealized
	Referenced		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	Received	Depreciation)[3]
Protection
Purchased:
GS -
ICE	CDX.NA.HY.26[4]	40,000,000	5.00%	6/20/21	$(1,819,106)	$(211,458)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(70,493).

4Markit’s CDX.NA.HY Index, is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

NQ-022 [9/16] 11/16 (18006)      25

Schedule of investments
Delaware Limited-Term Diversified Income Fund

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
DB-UBS – Deutsche Bank United Bank of Switzerland
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
NCUA – National Credit Union Administration
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

26      NQ-022 [9/16] 11/16 (18006)

Notes
Delaware Limited-Term Diversified Income Fund	September 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Limited-Term Government Funds – Delaware Limited-Term Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-022 [9/16] 11/16 (18006)      27

(Unaudited)

2. Investments

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,025,902,252
Aggregate unrealized appreciation of investments	$14,816,444
Aggregate unrealized depreciation of investments	(4,804,988)
Net unrealized appreciation of investments	$10,011,456

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

28      NQ-022 [9/16] 11/16 (18006)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	$—	$490,237,844	$—	$490,237,844
Corporate Debt	—	423,916,422	—	423,916,422
Foreign Debt	—	4,726,637	—	4,726,637
Senior Secured Loans[1]	—	49,516,243	545,722	50,061,965
Municipal Bonds	—	13,830,199	—	13,830,199
Preferred Stock	—	4,925,307	—	4,925,307
Short-Term Investments	—	48,215,334	—	48,215,334
Total Value of Securities	$—	$1,035,367,986	$545,722	$1,035,913,708
Futures Contracts	$(131,005)	$—	$—	$(131,005)
Swap Contracts	—	(211,458)	—	(211,458)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Senior Secured Loans	98.91%	1.09%	100.00%

During the period ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-022 [9/16] 11/16 (18006)      29

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: